Acquisitions and disposals - Additional information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Acquisitions And Disposals [Line Items]
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates	$ 10	$ 10